Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 291	₨ 271	₨ 307
Fair value of plan assets	(248)	(215)	₨ (169)
Net defined benefit liability recognized	₨ 43	₨ 56